General and Administrative Expenses	12 Months Ended
Dec. 31, 2017
General And Administrative Expense Abstract [Abstract]
Disclosure Of General And Administrative Expense Explanatory

31. General and Administrative Expenses

31.1 General and Administrative Expenses

Details of general and administrative expenses for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Employee Benefits
Salaries and short-term employee benefits—salaries	￦	1,764,459	￦	1,874,396	￦	2,465,132
Salaries and short-term employee benefits—others		755,829		734,119		822,536
Post-employment benefits—defined benefit plans		186,739		196,119		231,704
Post-employment benefits—defined contribution plans		10,262		9,361		15,046
Termination benefits		391,549		903,435		160,798
Share-based payments		17,429		38,190		73,370

Sub-total		3,126,267		3,755,620		3,768,586

Depreciation and amortization		257,306		288,620		370,378

Other general and administrative expenses
Rental expense		273,531		280,888		320,920
Tax and dues		142,272		134,892		195,965
Communication		37,136		37,114		44,516
Electricity and utilities		28,752		29,921		31,158
Publication		18,337		17,300		17,383
Repairs and maintenance		15,777		15,722		20,524
Vehicle		10,291		9,624		11,587
Travel		6,784		8,059		17,407
Training		23,544		23,426		26,664
Service fees		115,919		129,032		179,311
Electronic data processing expenses		163,160		160,863		172,007
Advertising		124,546		142,186		199,676
Others		179,962		195,444		252,582

Sub-total		1,140,011		1,184,471		1,489,700

Total	￦	4,523,584	￦	5,228,711	￦	5,628,664

31.2 Share-based Payments

31.2.1 Stock grants

The Group changed the scheme of share-based payment from stock options to stock grants in November 2007. The stock grant award program is an incentive plan that sets, on grant date, the maximum amount of shares that can be awarded. Actual stock granted at the end of the vesting period is determined in accordance with achievement of pre-specified targets over the vesting period.

Details of stock grants linked to long-term performance as of December 31, 2017, are as follows:

	Grant date	Number of granted shares[1]	Vesting conditions
	(In number of shares)
KB Financial Group Inc.
Series 14	July 17, 2015	11,363	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,6]
Series 15	Jan. 01, 2016	72,843	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,7]
Series 17	Jan. 01, 2017	42,032	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,7]
Series 18	July. 17, 2017	7,444	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,7]
Deferred grant in 2012	—	5,415	Satisfied
Deferred grant in 2013	—	588	Satisfied
Deferred grant in 2014	—	3,769	Satisfied
Deferred grant in 2015	—	21,780	Satisfied
Deferred grant in 2016	—	15,338	Satisfied
Deferred grant in 2017	—	36,054	Satisfied

Sub-total		216,626

Kookmin Bank
Series 64	July 24, 2015	11,133	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,3]
Series 65	Aug. 26, 2015	11,587	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,3]
Series 67	Jan. 01, 2016	135,934	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,4]
Series 68	July 05, 2016	9,621	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,4]
Series 69	Jan. 01, 2017	323,777	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,5]
Series 70	July 24, 2017	1,449	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,5]
Series 71	Aug. 26, 2017	4,372	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,5]
Series 72	Aug. 28, 2017	5,601	Services fulfillment, Achievement of targets on the basis of market and non-market performance [2,5]
Deferred grant in 2014	—	35,312	Satisfied
Deferred grant in 2015	—	61,328	Satisfied
Deferred grant in 2016	—	155,407	Satisfied
Deferred grant in 2017	—	31,547	Satisfied

Sub-total		787,068

Other subsidiaries
Stock granted in 2010	—	2,096	Services fulfillment, Achievement of targets on the basis of market and non-market performance [8,9]
Stock granted in 2011	—	2,633	Services fulfillment, Achievement of targets on the basis of market and non-market performance [8,9]
Stock granted in 2012	—	7,788	Services fulfillment, Achievement of targets on the basis of market and non-market performance [8,9]
Stock granted in 2013	—	21,289	Services fulfillment, Achievement of targets on the basis of market and non-market performance [8,9]
Stock granted in 2014	—	45,426	Services fulfillment, Achievement of targets on the basis of market and non-market performance [8,9]
Stock granted in 2015	—	197,689	Services fulfillment, Achievement of targets on the basis of market and non-market performance [8,9]
Stock granted in 2016	—	187,066	Services fulfillment, Achievement of targets on the basis of market and non-market performance [8,9]
Stock granted in 2017	—	289,348	Services fulfillment, Achievement of targets on the basis of market and non-market performance [8,9]

Sub-total		753,335

Total		1,757,029

[1]	Granted shares represent the total number of shares initially granted to directors and employees that have residual shares at the end of reporting period (Deferred grants are residual shares as of December 31, 2017).
[2]	During the year, executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.
[3]	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and financial results of Kookmin Bank, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 50% is determined upon the accomplishment of Performance Results.
[4]	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and Evaluation of the Bank president’s performance, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 50% is determined upon the accomplishment of Performance Results.
[5]	30%, 40% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of relative TSR, Performance Results and Evaluation of the Bank president’s performance, respectively. 30% of the number of certain granted shares to be compensated is determined upon the accomplishment of relative TSR, while 70% is determined upon the accomplishment of Performance Results.
[6]	40%, 30% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, financial results of the Group and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 50% is determined upon the accomplishment of relative TSR.
[7]	40%, 30% and 30% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, financial results of the Group and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 50% is determined upon the accomplishment of relative TSR.
[8]	30%, 30% and 40% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 60% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 40% is determined upon the accomplishment of relative TSR. 40%, 30% and 30% of the number of certain granted shares to be compensated are determined upon accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 50% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 50% is determined upon the accomplishment of relative TSR. 70% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 30% is determined upon the accomplishment of relative TSR.
[9]	50%, 30% and 20% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 20% is determined upon the accomplishment of relative TSR. 80% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 20% is determined upon the accomplishment of relative TSR. 60%, 30% and 10% of the number of granted shares to be compensated are determined upon the accomplishment of Performance Results, subsidiaries’ performance and relative TSR, respectively. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of subsidiaries’ performance, while 10% is determined upon the accomplishment of relative TSR. 90% of the number of certain granted shares to be compensated is determined upon the accomplishment of Performance Results, while 10% is determined upon the accomplishment of relative TSR.

Details of stock grants linked to short-term performance as of December 31, 2017, are as follows:

	Grant date	Estimated number of vested shares[1]	Vesting conditions
	(In number of shares)
KB Financial Group Inc.
Stock granted in 2010	Jan. 01, 2010	322	Satisfied
Stock granted in 2011	Jan. 01, 2011	1,728	Satisfied
Stock granted in 2012	Jan. 01, 2012	2,642	Satisfied
Stock granted in 2013	Jan. 01, 2013	448	Satisfied
Stock granted in 2014	Jan. 01, 2014	7,079	Satisfied
Stock granted in 2015	Jan. 01, 2015	16,730	Satisfied
Stock granted in 2016	Jan. 01, 2016	20,523	Satisfied
Stock granted in 2017	Jan. 01, 2017	17,470	Proportional to service period
Kookmin Bank
Stock granted in 2014	Jan. 01, 2014	53,771	Satisfied
Stock granted in 2015	Jan. 01, 2015	100,548	Satisfied
Stock granted in 2016	Jan. 01, 2016	141,707	Satisfied
Stock granted in 2017	Jan. 01, 2017	99,185	Proportional to service period
Other subsidiaries
Stock granted in 2014	—	24,976	Satisfied
Stock granted in 2015	—	117,127	Satisfied
Stock granted in 2016	—	204,978	Satisfied
Stock granted in 2017	—	194,927	Proportional to service period

[1]	During the year, executives and employees were given the option of deferred payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

Share grants are measured at fair value using the Monte Carlo Simulation Model and assumptions used in determining the fair value as of December 31, 2017, are as follows:

	Expected exercise period (Years)	Risk free rate (%)	Fair value (Market performance condition)	Fair value (Non-market performance condition)
Linked to long term performance
(KB Financial Group Inc.)
Series 14	0.00~7.00	1.87~2.39	61,139	52,873~61,139
Series 15	0.00~3.00	1.87~2.14	61,139	58,516~61,791
Series 17	1.00~6.00	1.87~2.37	61,607	54,116~61,791
Series 18	1.54~7.00	1.94~2.39	60,517	52,873~62,419
Deferred grant in 2012	—	—	—	34,180~40,662
Deferred grant in 2013	—	—	—	34,180~42,824
Deferred grant in 2014	—	1.87	—	61,294
Deferred grant in 2015	0.00~5.00	1.87~2.34	—	55,745~61,791
Deferred grant in 2016	0.00~6.00	1.87~2.37	—	54,116~61,791
Deferred grant in 2017	0.00~3.00	1.87~2.14	—	58,516~61,791

(Kookmin Bank)
Series 64	0.00~3.00	1.87~2.14	57,602	58,516~61,791
Series 65	0.00~3.00	1.87~2.14	57,625	58,516~61,791
Series 67	0.00~5.00	1.87~2.34	61,139	55,745~61,791
Series 68	0.51~4.00	1.87~2.24	61,570	57,009~61,791
Series 69	0.00~6.00	1.87~2.37	61,607	54,116~61,791
Series 70	0.00~3.00	1.87~2.14	59,783	58,516~61,791
Series 71	2.00~5.00	2.00~2.34	60,107	55,745~60,194
Series 72	2.00~5.00	2.00~2.34	60,112	55,745~60,194
Grant deferred in 2014	—	1.87	—	61,294
Grant deferred in 2015	0.00~4.00	1.87~2.24	—	57,009~61,791
Grant deferred in 2016	0.00~6.00	1.87~2.37	—	54,116~61,791
Grant deferred in 2017	0.00~2.89	1.87~2.14	—	57,581~62,053

(Other subsidiaries)
Share granted in 2010	—	1.87	—	61,294
Share granted in 2011	—	1.87	—	61,294
Share granted in 2012	—	1.87	40,544	40,831~61,294
Share granted in 2013	0.00~1.00	1.87	35,710	35,710~61,791
Share granted in 2014	0.00~5.00	1.87~2.34	43,672~57,388	43,672~61,791
Share granted in 2015	0.00~6.00	1.87~2.37	42,824~63,009	42,824~63,033
Share granted in 2016	0.00~6.00	1.87~2.37	42,824~61,811	42,824~62,738
Share granted in 2017	0.00~6.00	1.87~2.37	57,625~61,607	54,116~61,791

Linked to short-term performance
(KB Financial Group Inc.)
Share granted in 2010	—	1.87	—	40,662
Share granted in 2011	—	1.87	—	38,111~40,662
Share granted in 2012	—	1.87	—	34,180~40,662
Share granted in 2013	—	1.87	—	34,180~40,662
Share granted in 2014	—	1.87	—	61,294
Share granted in 2015	0.00~7.01	1.87~2.39	—	52,873~61,791
Share granted in 2016	0.00~7.01	1.87~2.39	—	52,873~61,791
Share granted in 2017	1.00~7.01	1.87~2.39	—	52,873~61,791

(Kookmin Bank)
Share granted in 2014	—	1.87	—	61,294
Share granted in 2015	0.00~5.00	1.87~2.34	—	55,745~61,791
Share granted in 2016	0.00~6.00	1.87~2.37	—	54,116~61,791
Share granted in 2017	1.00~6.00	1.87~2.37		54,116~61,791

(Other subsidiaries)
Share granted in 2014	—	1.87	—	61,294
Share granted in 2015	0.00~5.00	1.87~2.34	—	55,745~61,791
Share granted in 2016	0.00~6.00	1.87~2.37	—	54,116~61,791
Share granted in 2017	0.00~6.00	1.87~2.37	—	54,116~61,791

Expected volatility is based on the historical volatility of the share price over the most recent period that is generally commensurate the expected term of the grant. And the current stock price of December 31, 2017 was used for the underlying asset price. Additionally the average three year historical dividend rate was used as the expected dividend rate.

As of December 31, 2016 and 2017, the accrued expenses related to share-based payments including share grants amounted to ￦79,742 million and ￦133,496 million, respectively, and the compensation costs from share grants amounting to ￦38,190 million and ￦73,370 million were incurred during the 2016 and 2017, respectively.

Details of Mileage stock as of December 31, 2017, are as follows:

	Grant date	Number of granted shares[1]	Expected exercise period (years)[1]	Remaining shares[2]
	(In number of shares)
Stock granted in 2016	Jan. 23, 2016	33,829	0.00~1.06	18,196
	Apr. 29, 2016	60	0.00~1.33	39
	July 07, 2016	280	0.00~1.52	125
	July 18, 2016	767	0.00~1.55	—
	Aug. 03, 2016	107	0.00~1.59	53
	Aug. 17, 2016	51	0.00~1.63	44
	Aug. 30, 2016	256	0.00~1.66	219
	Sept. 06, 2016	206	0.00~1.68	120
	Oct. 07, 2016	105	0.00~1.77	97
	Nov. 01, 2016	118	0.00~1.84	95
	Dec. 07, 2016	211	0.00~1.93	150
	Dec. 08, 2016	43	0.00~1.94	43
	Dec. 15, 2016	12	0.00~1.96	12
	Dec. 20, 2016	309	0.00~1.97	307
	Dec. 28, 2016	76	0.00~1.99	64
	Dec. 30, 2016	210	0.00~2.00	159

Stock granted in 2017	Jan. 09, 2017	28,925	0.00~2.02	25,521
	Feb. 03, 2017	43	0.00~2.09	43
	Apr. 03, 2017	82	0.00~2.25	82
	May 22, 2017	20	0.00~2.39	20
	July 03, 2017	52	0.00~2.50	52
	Aug. 16, 2017	204	0.00~2.62	204
	Aug. 17, 2017	40	0.00~2.63	40
	Aug. 22, 2017	33	0.00~2.64	33
	Aug. 25, 2017	387	0.00~2.65	387
	Sept. 14, 2017	82	0.00~2.70	82
	Oct. 20, 2017	9	0.00~2.80	9
	Nov. 01, 2017	120	0.00~2.84	120
	Nov. 06, 2017	106	0.00~2.85	106
	Dec. 06, 2017	77	0.00~2.93	77
	Dec. 08, 2017	28	0.00~2.94	28
	Dec. 26, 2017	254	0.00~2.99	254
	Dec. 29, 2017	114	0.00~2.99	114

	Total	67,216	Total	46,895

[1]	Mileage stock is exercisable for two years after one year from the grant date. When the mileage stock is exercised, the closing price of prior month is applied. However, in case of transfer or retirement during the vesting period, mileage stock is exercisable at the closing price of the last month prior to transfer or retirement.
[2]	The remaining shares are assessed based on the stock price as of December 31, 2017. These shares are vested immediately at grant date.

As of December 31, 2016 and 2017, the accrued expenses for share-based payments in regards to mileage stock amounted to ￦1,533 million and ￦2,973 million, respectively, and the compensation costs amounting to ￦1,563 million and ￦2,378 million were incurred during the 2016 and 2017, respectively.